Intangible Assets, Net - Schedule of Estimated Amortization Expense for Intangible Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Estimated Amortization Expense for Intangible Assets [Line Items]
2027	$ 1,058	$ 1,025
2028	1,058	1,025
2029	1,058	1,025
2030	1,058	1,025
2031	1,058
Thereafter	840	1,322
Total:	$ 6,130	6,447
Previously Reported [Member]
Schedule of Estimated Amortization Expense for Intangible Assets [Line Items]
Thereafter		$ 2,347